Note 15 - Income Taxes (Details) - Summary of Operating Losses	Nov. 30, 2015 USD ($)
Internal Revenue Service (IRS) [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	$ (55,746)
Internal Revenue Service (IRS) [Member] | Tax Loss Expiration 2032 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(5,312)
Internal Revenue Service (IRS) [Member] | Tax Loss Expiration 2025 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(15,911)
Internal Revenue Service (IRS) [Member] | Tax Loss Expiration 2026 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(34,523)
Canada [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(22,641,014)
Canada [Member] | Tax Loss Expiration 2028 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(82,315)
Canada [Member] | Tax Loss Expiration 2029 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(555,540)
Canada [Member] | Tax Loss Expiration 2030 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(3,373,079)
Canada [Member] | Tax Loss Expiration 2031 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(5,532,739)
Canada [Member] | Tax Loss Expiration 2032 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(5,750,052)
Canada [Member] | Tax Loss Expiration 2033 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(4,562,538)
Canada [Member] | Tax Loss Expiration 2034 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	(149,927)
Canada [Member] | Tax Loss Expiration 2035 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	$ (2,634,824)